Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions					4 Months Ended	5 Months Ended			7 Months Ended		12 Months Ended
	May 16, 2024	Apr. 09, 2024	Jul. 06, 2023	Jun. 02, 2023	Jun. 02, 2023	Dec. 31, 2024	Dec. 13, 2024	Dec. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of issued share capital and reserves attributable to shareholders [line items]
Insurance contracts issued that are liabilities						€ 188,359		€ 177,446			€ 188,359	€ 177,446
Increased in stock repurchased during the period value		€ 35
Aegon Ltd. [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Unrealised Gain on Investment at Fair Value Through Profit or Loss											834	907
Aegon Ltd. [member] | Insurance contracts issued [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Insurance contracts issued that are liabilities						€ 1,491		€ 491			€ 1,491	€ 491
Common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Cancellation of treasury shares						34,968,762		215,000,000	126,960,718	79,703,317		161,929,480
Stock repurchase program to repurchase common shares					46,797,567
Stock repurchase program to repurchase common shares value				€ 200
Common shares [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares								72,319,889				72,319,889	145,821,347
Common shares [member] | Aegon Ltd. [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares						1,652,797,000		1,814,727,000			1,652,797,000	1,814,727,000	2,109,430,000
Common share B [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares								7,945,440				7,945,440
Common share B [member] | Aegon Ltd. [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares						353,388,000		389,759,000			353,388,000	389,759,000	546,196,000
Ordinary share [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value								€ 0.12				€ 0.12
Cancellation of treasury shares													10,664,951
Stock repurchase program to repurchase common shares							34,968,762
Stock repurchase program to repurchase common shares value	€ 200		€ 1,500								€ 1,535
Common shares repurchased average price per share					€ 4.2737		€ 5.7049
Ordinary share [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value						€ 0.12					€ 0.12
Number of common shares						68,934,478					68,934,478
Ordinary share [member] | Purchase Transactions Average Price Five Point Three Eight [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock repurchase program to repurchase common shares value											€ 720
Ordinary share [member] | Purchase Transactions Average Price Four Point Seven Seven [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock repurchase program to repurchase common shares value												€ 815
Common shares B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Cancellation of treasury shares						36,371,440		112,619,440		43,817,400		36,371,440	22,643,360
Common shares B [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value								€ 0.12				€ 0.12	€ 0.12
Number of common shares								7,945,440				7,945,440	51,762,840